Mar. 31, 2023
Putnam PanAgora ESG International Equity ETF

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Putnam Investment Management, LLC (Putnam Management), the investment manager of Putnam PanAgora ESG International Equity ETF (the “fund”), has recommended, and the fund’s Board of Trustees has approved, changes to the fund’s investment strategies and non-fundamental investment policy. The fund’s investment strategies will remain substantially similar, except that the fund will implement certain negative environmental, social and governance (“ESG”) investment screens based on third-party data, as further described below. In addition, the fund’s existing non-fundamental investment policy (under normal circumstances) to invest at least 80% of the fund’s net assets in equity securities of companies that meet the ESG criteria of PanAgora Asset Management Inc. (“PanAgora”), the fund’s sub-adviser, will remain unchanged, except that, effective June 12, 2023, PanAgora’s ESG criteria will be revised to exclude the securities of any “Restricted Company” (as defined below).

In connection with the foregoing, effective immediately, the third paragraph of the sub-section Principal investment strategies in the section Fund summary and the third paragraph of the sub-section Principal investment strategies in the section Fund details are each deleted in their entirety and replaced with the following:

In addition, the fund will not invest in securities of companies that PanAgora, based on third-party data, determines at the time of investment to have a severe ESG risk rating (which measures a company’s exposure to industry-specific material ESG risks and how well a company is managing those risks), to have a category 5 controversy rating (an assessment of a company’s involvement in incidents with negative ESG implications), to be classified as non-compliant under the United Nations Global Compact principles, or to be substantially engaged in Arctic drilling or in the thermal coal, palm oil, controversial weapons or tobacco industries (each, a “Restricted Company”). In addition, at the time of any periodic rebalancing of the fund’s portfolio, the fund will dispose of its position in any security that, at that time, PanAgora determines to be a Restricted Company.

Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. PanAgora will assign each company an ESG rating using proprietary ESG scores. In order to meet PanAgora’s ESG criteria, a company must have an ESG score above 0, reflecting more positive characteristics, and, on or after June 12, 2023, must also not be a Restricted Company. A negative ESG score indicates a lower (or worse) rating. PanAgora assigns companies an ESG score that ranges from –2 to +2, although the range of scores may change over time. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. PanAgora may not apply ESG criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet PanAgora’s ESG criteria.

In addition, effective immediately, the sixth paragraph of the sub-section Principal investment strategies in the section Fund summary and the seventh paragraph of the sub-section Principal investment strategies in the section Fund details are each deleted in their entirety and replaced with the following:

PanAgora may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. While PanAgora may consider independent third-party data as a part of its analytical process (and currently uses third-party data in applying certain of the fund’s investment restrictions), the portfolio management team performs its own independent analysis of issuers, through its quantitative model and proprietary scoring system, and does not rely solely on third-party screens.